5. COMMON STOCK (Details)	12 Months Ended
	Jun. 30, 2010 Stock Issued For Services [Member] USD ($)	Jun. 30, 2010 Stock Issued for Cash 1 [Member] USD ($)	Jun. 30, 2010 Stock Issued for Cash 2 [Member] USD ($)	Jun. 30, 2010 Stock Issued for Cash 2 [Member] CAD
5. COMMON STOCK (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services	10,000,000
Development Stage Entities, Equity Issuance, Per Share Amount (in Dollars per share and Dollars per share)	$ 0.01	$ 0.20	$ 0.29	0.30
Stock Issued During Period, Value, Issued for Services (in Dollars)	$ 100,000
Development Stage Entities, Stock Issued, Shares, Issued for Cash		1,475,000	66,666	66,666
Development Stage Entities, Stock Issued, Value, Issued for Cash (in Dollars)		$ 295,000	$ 19,049